Document and Entity Information	Mar. 31, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001492674
Document Type	8-K/A
Document Period End Date	Mar. 31, 2022
Entity Registrant Name	T2 BIOSYSTEMS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36571
Entity Tax Identification Number	20-4827488
Entity Address, Address Line One	101 Hartwell Avenue
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	(781)
Local Phone Number	761-4646
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	TTOO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends Item 1.01 of the Current Report on Form 8-K filed on April 1, 2022 (the “Original Form 8-K”) solely to correct a typographical error in the description of the amount of funding being provided to T2 Biosystems, Inc., a Delaware corporation (the “Company”) by the Biomedical Advanced Research and Development Authority (“BARDA”) under Option 2B of the existing multiple-year cost-share contract between BARDA and the Company (the “BARDA Contract”). The Original Form 8-K incorrectly stated the amount as $44 million. The correct amount is $4.4. million. No other changes have been made to the Original Form 8-K.